Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

24. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company accounts for fair value measurements in accordance with FASB ASC 820. FASB ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FASB ASC 820 does not require any new fair value measurements. The definition of fair value retains the exchange price notion in earlier definitions of fair value. FASB ASC 820 clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the market in which the reporting entity would transact for the asset or liability. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). FASB ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement and also clarifies the application of fair value measurement in a market that is not active.

FASB ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

FASB ASC 820 requires the Company to disclose the fair value of financial assets on both a recurring and non-recurring basis. Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,500	$2,500	$—	$—
U.S. Government agency securities	4.407	—	4.407	—
U.S. Government agency mortgage-backed securities	318,064	—	318,064	—
Other mortgage-backed securities	293	—	293	—
State and municipal securities	30,453	—	30,453	—
Trust preferred securities	7,967	—	—	7,967
Collateralized loan obligations	73,229	—	73,229	—
Other securities	3,184	3,184	—	—
Hedged commercial loans	22,435	—	22,435	—
Residential loans held-for-sale	20,662	—	20,662	—
Interest rate lock commitments on residential mortgages	119	—	—	119
Interest rate swaps	23,299	—	23,299	—
Interest rate floor	132	—	132	—
Liabilities:
Fair value interest rate swaps	1,635	—	1,635	—
Interest rate swaps	23,526	—	23,526	—
Interest rate floor	132	—	132	—
December 31, 2012
Assets:
Investment securities available for sale:
U.S. Treasury securities	$10,011	$10,011	$—	$—
U.S. Government agency securities	4,949	—	4,949	—
U.S. Government agency mortgage-backed securities	354,978	—	354,978	—
Other mortgage-backed securities	286	—	286	—
State and municipal securities	40,170	—	40,170	—
Trust preferred securities	5,882	—	—	5,882
Corporate bonds	25,442	—	25,442	—
Other securities	1,464	1,464	—	—
Hedged commercial loans	30,454	—	30,454	—
Residential loans held-for-sale	99,013	—	99,013	—
Interest rate lock commitments on residential mortgages	847	—	—	847
Interest rate swaps	40,594	—	40,594	—
Interest rate floor	275	—	275	—
Liabilities:
Fair value interest rate swaps	3,503	—	3,503	—
Interest rate swaps	40,646	—	40,646	—
Interest rate floor	275	—	275	—

Level 1 Valuation Techniques and Inputs

U.S. Treasury securities. The Company reports U.S. Treasury securities at fair value utilizing Level 1 inputs. These securities are priced using observable quotations for the indicated security.

Other securities. The other securities category is comprised of money market mutual funds. Given the short maturity structure and the expectation that the investment can be redeemed at par value, the fair value of these investments is assumed to be the book value.

Level 2 Valuation Techniques and Inputs

The majority of the Company’s investment securities are reported at fair value utilizing Level 2 inputs. Prices of these securities are obtained through independent, third-party pricing services. Prices obtained through these sources include market derived quotations and matrix pricing and may include both observable and unobservable inputs. Fair market values take into consideration data such as dealer quotes, new issue pricing, trade prices for similar issues, prepayment estimates, cash flows, market credit spreads and other factors. The Company reviews the output from the third-party providers for reasonableness by the pricing consistency among securities with similar characteristics, where available, and comparing values with other pricing sources available to the Company.

In general, the Level 2 valuation process uses the following significant inputs in determining the fair value of the Company’s different classes of investments:

U.S. Government agency securities. These securities are evaluated based on either a nominal spread basis for non-callable securities or on an option adjusted spread (“OAS”) basis for callable securities. The nominal spread and OAS levels are derived from observations of identical or comparable securities actively trading in the markets.

U.S. Government agency mortgage-backed securities. The Company’s agency mortgage-backed securities generally fall into one of two categories, fixed-rate agency mortgage-backed pools or adjustable-rate agency mortgage-backed pools.

Fixed-rate agency mortgage-backed pools are evaluated based on spreads to actively traded To-Be-Announced (“TBA”) and seasoned securities, the pricing of which is provided by inter-dealer brokers, broker dealers and other contributing firms active in trading the security class. Further delineation is made by weighted average coupon (“WAC”) and weighted average maturity (“WAM”) with spreads on individual securities relative to actively traded securities as determined and quality controlled using OAS valuations.

Adjustable-rate agency mortgage-backed pools are valued on a bond equivalent effective margin (“BEEM”) basis obtained from broker dealers and other contributing firms active in the market. BEEM levels are established for key sectors using characteristics such as month-to-roll, index, periodic and life caps and index margins and convertibility. Individual securities are then evaluated based on how their characteristics map to the sectors established.

Other mortgage-backed securities. The Company’s other mortgage-backed securities consist of whole loan, non-agency collateralized mortgage obligations (“CMOs,” individually, each a “CMO”). These securities are evaluated based on generic tranche and generic prepayment speed estimates of various types of collateral from contributing firms and broker/dealers in the whole loan CMO market.

State and municipal securities. These securities are evaluated using information on identical or similar securities provided by market makers, broker/dealers and buy-side firms, new issue sales and bid-wanted lists. The individual securities are then priced based on mapping the characteristics of the security such as obligation type (general obligation, revenue, etc.), maturity, state discount and premiums, call features, taxability and other considerations.

Corporate bonds. The fair value measurements for corporate bonds consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit quality information and the bond’s terms and conditions, among other things. Since relevant and observable prices are available, those valuations would be classified as Level 2.

Collateralized loan obligations. The fair value measurements for collateralized loan obligations are obtained through quotes obtained from broker/dealers based on similar actively traded securities. Those valuations would be classified as Level 2.

Hedged commercial loans. The hedged commercial loans are one component of a declared hedging relationship as defined under FASB ASC 815. The interest rate swap component of the declared hedging relationships is carried at its fair value and the carrying value of the commercial loans included a similar change in fair values. The fair value of these loans is estimated through discounted cash flow analysis which utilizes available credit and interest rate market data on performance of similar loans. This is considered a Level 2 input.

Residential mortgage loans held-for-sale. The Company’s residential mortgage loans held-for-sale are recorded at fair value utilizing Level 2 measurements. This fair value measurement is determined based upon third party quotes obtained on similar loans. The Company believes the fair value measurement of such loans reduced certain timing differences between related revenue and expense recognition in the Company’s financial statements and better aligns with the management of the portfolio from a business perspective. The fair value option allows the Company to record the mortgage loans held-for-sale portfolio at fair market value as opposed to the lower of cost or market. The Company economically hedges its residential loans held for sale portfolio with forward sale agreements which are reported at fair value. A lower of cost or market accounting treatment would not allow the Company to record the excess of the fair market value over book value but would require the Company to record the corresponding reduction in value on the hedges. Both the loans and related hedges are carried at fair value which reduces earnings volatility as the amounts more closely offset. For loans held-for-sale for which the fair value option has been elected, the aggregate fair value exceeded the aggregate principal balance by $312 thousand and $2.1 million as of December 31, 2013 and December 31, 2012, respectively. Interest income on these loans is recognized in interest and fees on loans in the consolidated statements of operations. There were no residential mortgage loans held for sale that were nonaccrual or 90 or more days past due as of December 31, 2013 or 2012.

Interest rate swaps. The Company’s interest rate swaps, including fair value interest rate swaps and small exposures in interest rate caps and floors, are reported at fair value utilizing models provided by an independent, third-party and observable market data. When entering into an interest rate swap agreement, the Company is exposed to fair value changes due to interest rate movements, and also the potential nonperformance of its contract counterparty. Interest rate swaps are evaluated based on a zero coupon LIBOR curve created from readily observable data on LIBOR, interest rate futures and the interest rate swap markets. The zero coupon curve is used to discount the projected cash flows on each individual interest rate swap. In addition, the Company has developed a methodology to value the nonperformance risk based on internal credit risk metrics and the unique characteristics of derivative instruments, which include notional exposure rather than principal at risk and interest payment netting. The results of this methodology are used to adjust the base fair value of the instrument for the potential counterparty credit risk. Interest rate caps and floors are evaluated using industry standard options pricing models and observed market data on LIBOR and Eurodollar option and cap/floor volatilities.

Level 3 Valuation Techniques and Inputs

Trust preferred securities. The trust preferred securities are evaluated based on whether the security is an obligation of a single issuer or part of a securitization pool. For single issuer obligations, the Company uses discounted cash flow models which incorporate the contractual cash flow for each issue adjusted as necessary for any potential changes in amount or timing of cash flows. The cash flow model of a pooled issue incorporates anticipated loss rates and severities of the underlying collateral as well as credit support provided within the securitization. At least quarterly, the Company’s Treasury personnel review the modeling assumptions which include default assumptions, discount and forward rates. Changes in these assumptions could potentially have a significant impact on the fair value of the trust preferred securities.

The cash flow model for the pooled issue owned by the Company at December 31, 2013 assumes no recovery on defaulted collateral, no recovery on securities in deferral and an additional 3.6% future default rate assumption on the remaining performing collateral every three years with no recovery rate.

For trust preferred securities, projected cash flows are discounted at a rate based on a trading group of similar securities quoted on the New York Stock Exchange (“NYSE”) or over-the-counter markets which is reviewed for market data points such as credit rating, maturity, price and liquidity. The Company indexes the market securities to a comparable maturity interest rate swap to determine the market spread, which is then used as the discount rate in the cash flow models. As of the reporting date, the market spreads were 5.0% for the pooled security and 8.0% for the single issuer that is currently deferring interest payments. An increase or decrease of 3% in the discount rate on the pooled issue would result in a decrease of $1.5 million or an increase of $2.2 million in the security fair value, respectively. An increase or decrease of 3% in the discount rate on the single issuer would result in a decrease of $934 thousand or an increase of $430 thousand in the security fair value, respectively.

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2013 and 2012:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INVESTMENT SECURITIES

For the Years Ended December 31,	2013	2012
Balance, beginning of year	$5,882	$4,908
Total gains (losses), realized/unrealized:
Included in earnings	—	—
Included in accumulated other comprehensive income	2,085	974
Purchases	10,500	—
Maturities	—	—
Prepayments	—	—
Calls	—	—
Transfers out of Level 3	(10,500)	—

Balance, end of year	$7,967	$5,882

There was a transfer between Level 3 and Level 2 of the fair value hierarchy during the year ended December 31, 2013 for a change in valuation method of collateralized loan obligation investment securities. The valuation method used as of March 31, 2013 was a third party pricing service that utilized model-based valuations, whereby the inputs could change based on changes in market indices, selling prices of similar securities, management’s assumptions related to the credit rating of the security, prepayment assumptions and other factors, such as credit loss assumptions and management’s assertion of the current market conditions. The transfer occurred on April 1, 2013 and the fair value valuation method was changed as of that same date to utilize market-based broker quotes, which is deemed a Level 2 input. There were no transfers between the three levels for the year ended December 31, 2012. The Company evaluates its hierarchy on a quarterly basis to ensure proper classification.

Interest rate lock commitments on residential mortgages. The determination of the fair value of interest rate lock commitments is based on agreed upon pricing with the respective investor on each loan and includes a pull through percentage. The pull through percentage represents an estimate of loans in the pipeline to be delivered to an investor versus the total loans committed for delivery. Significant changes in this input could result in a significantly higher or lower fair value measurement. As the pull through percentage is a significant unobservable input, this is deemed a Level 3 valuation input. The pull through percentage, which is based upon historical experience, was 75% and 70% as of December 31, 2013 and 2012, respectively. An increase or decrease of 20% in the pull through assumption would result in a positive or negative change of $7 thousand in the fair value of interest rate lock commitments at December 31, 2013. The fair value of interest rate lock commitments was $119 thousand and $847 thousand at December 31, 2013 and 2012, respectively.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INTEREST RATE LOCK COMMITMENTS ON RESIDENTIAL MORTGAGES

For the Years Ended December 31,	2013	2012
Balance, beginning of year	$847	$—
Total gains (losses), realized/unrealized:
Included in earnings(1)	(728)	847
Included in accumulated other comprehensive income (loss)	—	—
Transfers into Level 3	—	—

Balance, end of year	$119	847

(1)	Amount included in mortgage banking revenue, net on the consolidated statements of operations.

Certain assets are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company measures impaired loans, SBA servicing assets, restricted equity investments and loans or bank properties transferred into other real estate owned at fair value on a non-recurring basis. At December 31, 2013 and 2012, these assets were valued in accordance with GAAP, and except for impaired loans, real estate owned and SBA servicing assets included in the following table, did not require fair value disclosure under the provisions of FASB ASC 820. The related changes in fair value for the years ended December 31, 2013 and 2012 are as follows:

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets:
Impaired loans	$10,353	$—	$—	$10,353	$(17,131)
Real estate owned	726	—	—	726	(75)
SBA servicing asset	364	—	—	364	(25)
December 31, 2012
Assets:
Impaired loans	$75,550	$—	$—	$75,550	$(33,105)
Commercial real estate loans held-for-sale	21,922		21,922	—	5,890
Real estate owned	1,881	—	—	1,881	(1,322)
SBA servicing asset	389			389	(95)

Under FASB ASC 310, the fair value of collateral dependent impaired loans is based on the fair value of the underlying collateral, typically real estate, which is based on valuations. It is the policy of the Company to obtain a current appraisal or evaluation when a loan has been identified as non-performing. The type of appraisal obtained will be commensurate with the size and complexity of the loan. The resulting value will be adjusted for the potential cost of liquidation and decline of values in the market. New appraisals are obtained on an annual basis until the loan is repaid in full, liquidated or returns to performing status.

While the loan policy dictates that a loan be assigned to the special assets department when it is placed on non-accrual status, there is a need for loan officers to consistently and accurately determine collateral values when a loan is initially designated as criticized or classified. The most effective means of determining the fair value of real estate collateral at a point in time is by obtaining a current appraisal or evaluation of the property. In anticipation of the receipt of a current appraisal or evaluation, the Company has provided for an alternative and interim means of determining the fair value of the real estate collateral.

The most recent appraised or reported value of the collateral securing a loan, net of a discount for the estimated cost of liquidation, is the Company’s basis for determining fair value.

The following table summarizes the Company’s appraisal approach based upon loan category.

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal
Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal
Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000	Automated valuation model or Summary form appraisal
Loans $250,000 or greater	Summary form appraisal

An evaluation report, as defined by the OCC, is a written report prepared by an appraiser that describes the real estate collateral, its condition, current and projected uses and sources of information used in the analysis, and provides an estimate of value in situations when an appraisal is not required.

A restricted use appraisal report is defined as a written report prepared under the Uniform Standards of Professional Appraisal Practice (“USPAP”). A restricted use appraisal is for the Company’s use only and contains a brief statement of information significant to the determination of the value of the collateral under review. This report can be used for ongoing collateral monitoring.

A summary form appraisal report is defined as a written report prepared under the USPAP which contains a detailed summary of all information significant to the determination of the collateral valuation. This report is more detailed than a restricted use report and provides sufficient information to enable the user to understand the rationale for the opinions and conclusions in the report.

An automated valuation model is an internal computer program that estimates a property’s market value based on market, economic, and demographic factors.

On a quarterly basis, or more frequently as necessary, the Company will review the circumstances of each collateral dependent loan and real estate owned property. A collateral dependent loan is defined as one that relies solely on the operation or the sale of the collateral for repayment. Adjustments to any specific reserve relating to a collateral shortfall, as compared to the outstanding loan balance, will be made if justified by appraisals, market conditions or current events concerning the credit.

All appraisals received which are utilized to determine valuations for criticized and classified loans or properties placed in real estate owned are provided under an “as is value”. Partially charged off loans are measured for impairment upon receipt of an updated appraisal based on the relationship between the remaining balance of the charged down loan and the discounted appraised value. Such loans will remain on non-accrual status unless performance by the borrower warrants a return to accrual status. Recognition of non-accrual status occurs at the time a loan can no longer support principal and interest payments in accordance with the original terms and conditions of the loan documents. When impairment is determined, a specific reserve reflecting any calculated shortfall between the value of the collateral and the outstanding balance of the loan is recorded. Subsequent adjustments, prior to receipt of a new appraisal, to any related specific reserve will be made if justified by market conditions or current events concerning the loan. If an internal discount-based evaluation is being used, the discount percentage may be adjusted to reflect market changes, changes to the collateral value of similar credits or circumstances of the individual loan itself. The amount of charge off is determined by calculating the difference between the current loan balance and the current collateral valuation, plus estimated cost to liquidate.

Impaired loan fair value measurements are based upon unobservable inputs, and therefore, are categorized as a Level 3 measurement. Specific reserves were calculated for impaired loans with an aggregate carrying amount of $2.6 million and $5.8 million at December 31, 2013 and 2012, respectively. The collateral underlying these loans had a fair value of $1.7 million and $4.8 million, including a specific reserve in the allowance for loan losses of $933 thousand and $1.0 million at December 31, 2013 and 2012, respectively. There were charge-offs recorded of $3.0 million during the year ended December 31, 2013, all of which related to loans which were fully charged off. There were charge-offs recorded of $2.0 million during the year ended December 31, 2012, of which $1.7 million related to loans which were fully charged off. No specific reserve was calculated for impaired loans with an aggregate carrying amount of $8.7 million and $70.8 million at December 31, 2013 and 2012, respectively, as the underlying collateral was not below the carrying amount; however, these loans did include charge-offs of $14.1 million, of which $11.6 million related to loans which were fully charged off at December 31, 2013, and $30.1 million, of which $13.8 million related to loans which were fully charged off at December 31, 2012.

Once a loan is determined to be uncollectible, the underlying collateral is repossessed and reclassified as other real estate owned. The balance of other real estate owned also includes bank properties transferred from operations. These assets are carried at lower of cost or fair value of the collateral, less cost to sell. In some cases, adjustments are made to the appraised values for various factors including age of the appraisal, age of comparable properties included in the appraisal, and known changes in the market and the collateral. During the year ended December 31, 2013, the Company recorded a decrease in fair value of $4 thousand on one commercial property and $71 thousand on two residential properties. During the year ended December 31, 2012, the Company recorded a decrease in fair value of $733 thousand on six bank properties, $439 thousand on six commercial properties, and $149 thousand on four residential properties. The adjustments to the bank, commercial, and residential properties were based upon unobservable inputs, and therefore categorized as Level 3 measurements. Total real estate owned measured at fair value at December 31, 2013 and 2012 was $726 thousand and $1.9 million, respectively.

From time to time, the Company may identify commercial loans which it intends to sell to a third-party. The Company signed a definitive agreement on January 17, 2013 to sell $45.8 million of loans, having a book balance of $35.1 million, to a third-party investor for gross proceeds of $21.9 million. As the formal approval to sell these loans occurred during 2012, the related loans were transferred to held-for-sale as of December 31, 2012 at lower of cost or estimated fair value. The estimated fair value was determined based upon the agreed upon sales price with the third-party purchaser, which is considered a Level 2 input, and resulted in a net loss of $5.9 million upon transfer to loans held-for-sale. This sale was executed in January 2013.

The SBA servicing assets are reviewed for impairment in accordance with FASB ASC 860, Transfers and Servicing. Because loans are sold individually and not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the SBA servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based prepayment assumptions. This is a Level 3 input. A valuation allowance is recorded for the amount by which the carrying amount of the servicing asset exceeds the calculated fair value. The Company had a valuation allowance of $177 thousand and $118 thousand on its SBA servicing assets at December 31, 2013 and 2012, respectively.

In accordance with ASC 825-10-50-10, Fair Value of Financial Instruments, the Company is required to disclose the fair value of its financial instruments. The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a distressed sale. Fair value is best determined using observable market prices; however, for many of the Company’s financial instruments, no quoted market prices are readily available. In instances where quoted market prices are not readily available, fair value is determined using cash flow models or other techniques appropriate for the particular instrument. These techniques involve some degree of judgment and, as a result, are not necessarily indicative of the amounts the Company would realize in a current market exchange. Utilizing different assumptions or estimation techniques may have a material effect on the estimated fair value.

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

December 31,	2013		2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$38,075	$38,075	$51,564	$51,564
Interest-earning bank balances	229,687	229,687	92,052	92,052
Restricted Cash	26,000	26,000	26,000	26,000
Investment securities available for sale	440,097	440,097	443,182	443,182
Investment securities held to maturity	681	692	912	960
Loans receivable, net	2,079,732	1,964,856	2,203,307	2,055,025
Loans held-for-sale	20,662	20,662	123,005	123,005
Hedged commercial loans (1)	22,435	22,435	26,980	26,980
Restricted equity investments	17,019	17,019	17,886	17,886
Interest rate lock commitments on residential mortgages	119	119	847	847
Interest rate swaps	23,299	23,299	40,594	40,594
Interest rate floor	132	132	275	275
Liabilities:
Demand deposits	1,740,298	1,795,685	1,751,183	1,729,671
Savings deposits	266,573	272,264	264,155	262,636
Time deposits	614,700	615,735	697,886	695,093
Securities sold under agreements to repurchase – customers	478	478	1,968	1,968
Advances from FHLBNY	60,956	61,072	61,415	62,784
Securities sold under agreements to repurchase – FHLBNY	—	—	—	—
Junior subordinated debentures	92,786	63,747	92,786	57,072
Fair value interest rate swaps	1,632	1,632	3,503	3,503
Interest rate swaps	23,526	23,526	40,646	40,646
Interest rate floor	132	132	275	275

(1)	Includes positive market value adjustment of $1.6 million and $3.5 million at December 31, 2013 and December 31, 2012, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Cash and cash equivalents. For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value. This is a Level 1 fair value input.

Restricted cash. For restricted cash, the carrying amount is a reasonable estimate of fair value. This is a level 1 fair value import.

Investment securities. For investment securities, fair values are based on a combination of quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded and pricing models, discounted cash flow methodologies, or similar techniques that may contain unobservable inputs that are supported by little or no market activity and require significant judgment. The fair value of available-for-sale securities is measured utilizing Level 1, Level 2 and Level 3 inputs. The fair value of held-to-maturity securities is measured utilizing Level 2 inputs.

Loans receivable. The fair value of loans receivable is estimated using a discounted cash flow analysis. Projected future cash flows are calculated using loan characteristics, and assumptions of voluntary and involuntary prepayment speeds. For performing loans Level 2 inputs are utilized as the cash flow analysis is performed using available market data on the performance of similar loans. Projected cash flows are prepared using discount rates believed to represent current market rates. For non-performing loans, the cash flow assumptions are considered Level 3 inputs as market data is not readily available.

Loans held-for-sale. Loans held-for-sale includes residential mortgage loans that are originated with the intent to sell. These loans are recorded at fair value under ASC 825. The fair value of loans held-for-sale is valued using the quoted market price of such loans, which is a Level 2 input. At December 31, 2012, loans held-for-sale also included $21.9 million of commercial real estate loans recorded at lower of cost or estimated fair value for which the fair value was determined based upon the agreed upon sales price with the third-party purchaser.

Hedged commercial loans. The hedged commercial loans are one component of a declared hedging relationship as defined under FASB ASC 815. The interest rate swap component of the declared hedging relationship is carried at their fair value and the carrying value of the commercial loans includes a similar change in fair values. The fair value of these loans is measured utilizing Level 2 inputs.

Restricted equity securities. Ownership in equity securities of FRB, FHLBNY, and Atlantic Central Bankers Bank is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value. As these securities are readily marketable, the fair value is based on Level 2 inputs.

Interest rate lock commitments on residential mortgages. The fair value of interest rate lock commitments is estimated using pricing from existing purchase commitments on each loan in the pipeline. This value is adjusted for a pull through estimate which is determined based on historical experience with loan deliveries from the residential mortgage pipeline. As this estimate is unobservable and can result in significant fluctuation in the fair value determination, this is considered a Level 3 input under the fair value hierarchy.

Interest rate swaps/floors and fair value interest rate swaps. The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models with the primary input being readily observable market parameters, specifically the LIBOR swap curve. In addition, the Company incorporates a qualitative fair value adjustment related to credit quality variations between counterparties as required by FASB ASC 820. This is a Level 2 input.

Demand deposits, savings deposits and time deposits. The fair value of demand deposits and savings deposits is determined by projecting future cash flows using an estimated economic life based on account characteristics, a Level 2 input. The resulting cash flow is discounted using rates available on alternative funding sources. The fair value of time deposits is estimated using the rate and maturity characteristics of the deposits to estimate their cash flow. This cash flow is discounted at rates for similar term wholesale funding.

Securities sold under agreements to repurchase—customer. The fair value is estimated to be the amount payable at the reporting date. This is considered a Level 2 input.

Securities sold under agreements to repurchase – FHLBNY and FHLBNY advances. The fair value is estimated through Level 2 inputs by determining the cost or benefit for early termination of the individual borrowing.

Junior subordinated debentures. The fair value was estimated by discounting approximate cash flows of the borrowings by yields estimating the fair value of similar issues. The valuation model considers current market spreads known and anticipated credit issues of the underlying collateral, term and reinvestment period and market transactions of similar issues, if available. This is a Level 3 input under the fair value hierarchy.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2013 and 2012. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amount presented herein.